UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        M.A. Greenwood & Associates, Inc.
Address:     Post Office Box 4278
                   Fayetteville, Arkansas  72702

13F File Number:    28-04585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Mary Ann Greenwood
Title:            President
Phone:          501-521-5353
Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas  May 17, 1999

Report Type (check only one.):
[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]      13F COMBINATION REPORT

List of  Other Managers Reporting for this Manager:

None.

IAM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total:     71
Form 13F  Information Table Value Total:   $112,437

List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO Hld ADR               COM              000937102      335    16200 SH       SOLE                    12600              3600
AT&T Corp                      COM              001957109     2679    33565 SH       SOLE                    24940              8625
Adaptec                        COM              00651F108      267    11690 SH       SOLE                     9140              2550
Airborne Freight Corp          COM              009266107      260     8375 SH       SOLE                     6375              2000
Alltel Corp.                   COM              020039103      441     7074 SH       SOLE                     6674               400
America Online                 COM              02364J104      206     1400 SH       SOLE                      200              1200
American Express               COM              025816109     2792    23710 SH       SOLE                    19205              4505
Ameritech Corp                 COM              030954101      343     5948 SH       SOLE                     4748              1200
Associates First Capital       COM              046008108     1538    34170 SH       SOLE                    27732              6438
Baldor Electric                COM              057741100      450    22355 SH       SOLE                    18617              3738
Bell Atlantic                  COM              077853109      263     5088 SH       SOLE                     2488              2600
Black & Decker                 COM              091797100     1136    20500 SH       SOLE                    17100              3400
Boeing Company                 COM              097023105     1803    53036 SH       SOLE                    41747             11289
Bristol Myers Squibb           COM              110122108      422     6580 SH       SOLE                     5980               600
Caterpillar, Inc.              COM              149123101     1774    38609 SH       SOLE                    31009              7600
Chase Manhattan Bank           COM              16161A108     2112    25955 SH       SOLE                    20925              5030
Coca-Cola                      COM              191216100     1489    24262 SH       SOLE                    19442              4820
DaimlerChrysler AG             COM              D1668R123      359     4182 SH       SOLE                     3407               775
Deere & Co                     COM              244199105      367     9500 SH       SOLE                     7250              2250
Diebold, Inc.                  COM              253651103     1075    44800 SH       SOLE                    36450              8350
Disney, (Walt) Co              COM              254687106     2127    68340 SH       SOLE                    53990             14350
DuPont deNemours               COM              263534109     1831    31541 SH       SOLE                    25941              5600
Eastman Kodak                  COM              277461109     1552    24293 SH       SOLE                    18483              5810
Equant ADR                     COM              294409107      271     3600 SH       SOLE                     2650               950
Exxon Corporation              COM              302290101     2509    35558 SH       SOLE                    28328              7230
FDX Corp                       COM              31304N107     2408    25890 SH       SOLE                    21275              4615
Ford Motor Co                  COM              345370100     1882    33200 SH       SOLE                    27175              6025
Fortune Brands                 COM              349631101      892    23175 SH       SOLE                    18875              4300
General Electric               COM              369604103     5461    49362 SH       SOLE                    38299             11063
General Motors                 COM              370442105     1802    20713 SH       SOLE                    15788              4925
Goodyear Tire                  COM              382550101     1010    20280 SH       SOLE                    16330              3950
Halliburton Co                 COM              406216101      897    23300 SH       SOLE                    19600              3700
Hewlett-Packard                COM              428236103     1751    25820 SH       SOLE                    20870              4950
Hillenbrand Inds               COM              431573104      563    12200 SH       SOLE                     9500              2700
Int'l Business Mach            COM              459200101     4217    23791 SH       SOLE                    19376              4415
Intel Corp                     COM              458140100     4413    37121 SH       SOLE                    30466              6655
International Paper            COM              460146103      767    18187 SH       SOLE                    15487              2700
Intimate Brands                COM              461156101      599    12450 SH       SOLE                     9900              2550
Ionics, Inc.                   COM              462218108      889    29520 SH       SOLE                    23200              6320
Johnson & Johnson              COM              478160104     2294    24535 SH       SOLE                    20195              4340
Kroll-O'Gara                   COM              501050108      730    26900 SH       SOLE                    22150              4750
Lucent Technologies            COM              549463107     4760    44072 SH       SOLE                    33802             10270
Marshall & Ilsley              COM              571834100      388     7000 SH       SOLE                     7000
Matsushita Elec ADR            COM              576879209     1471     7605 SH       SOLE                     6175              1430
McDonalds Corp                 COM              580135101     2678    59100 SH       SOLE                    49700              9400
Medtronic Inc.                 COM              585055106      460     6400 SH       SOLE                     6400
Merck                          COM              589331107     3834    47850 SH       SOLE                    39380              8470
Motorola, Inc.                 COM              620076109     1887    25760 SH       SOLE                    20335              5425
Nabors Industries, Inc         COM              629568106      666    36600 SH       SOLE                    30500              6100
Nike Inc                       COM              654106103      992    17200 SH       SOLE                    14050              3150
Nokia ADS                      COM              654902204      879     5645 SH       SOLE                     4770               875
PharMerica                     COM              717135107       75    15000 SH       SOLE                    15000
Pittston Brink's               COM              725701106      332    14125 SH       SOLE                    10725              3400
Procter & Gamble               COM              742718109     3647    37240 SH       SOLE                    31280              5960
Rockwell Internat'l            COM              773903109      445    10490 SH       SOLE                     8190              2300
Royal Dutch Pet ADR            COM              780257804     2106    40505 SH       SOLE                    31620              8885
Royal Phil Elec ADR            COM              500472105     2590    31414 SH       SOLE                    26247              5167
SAP AG ADR                     COM              803054204      263    10000 SH       SOLE                     8500              1500
SBC Communications             COM              78387G103     1166    24712 SH       SOLE                    20062              4650
Schlumberger Inc               COM              806857108     1001    16635 SH       SOLE                    13535              3100
Sony Corp ADR                  COM              835699307     2292    25100 SH       SOLE                    19370              5730
Texaco Inc                     COM              881694103      604    10650 SH       SOLE                     8400              2250
Titanium Metals                COM              888339108      202    35100 SH       SOLE                    28375              6725
Tyco                           COM              902124106     3155    43975 SH       SOLE                    35060              8915
Tyson Foods Cl A               COM              902494103     5868   283653 SH       SOLE                   134224            149429
USX-U. S. Steel                COM              90337T101      463    19695 SH       SOLE                    15295              4400
Unilever                       COM              904784501      400     6020 SH       SOLE                     5070               950
Union Carbide Corp             COM              905581104      674    14920 SH       SOLE                    11995              2925
United Technologies            COM              913017109     3159    23325 SH       SOLE                    17680              5645
Wal-Mart Stores                COM              931142103     6738    73091 SH       SOLE                    58431             14660
West Point Stevens             COM              961238102      266     9600 SH       SOLE                     9200               400